Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 49	$ 34	[1]	$ 33	[1]
Mexico [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	23	13		15
United States [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	18	15		14
Europe [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	10	7		6
Corporate and other [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ (2)	$ (1)		$ (2)

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.